GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES
	Year Ended December 31
	2025	2024	2023

Payroll and related	$2,956	$2,891	$4,007
Professional fees	2,525	1,470	1,966
Share-based compensation	13,550	1,632	4,531
Depreciation and amortization	494	395	414
Office maintenance	951	367	252
Investor relations	1,298	258	-
Rent and related expenses	244	200	360
Travel	349	184	129
Public company related expenses	173	144	824
Directors & officers’ insurance	350	228	253
Other	859	179	331
	$23,749	$7,948	$13,067